Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	TFI INTERNATIONAL INC.
Entity Central Index Key	0001588823
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	92,152,893
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares
Trading Symbol	TFII
Security Exchange Name	NYSE
Entity File Number	001-39224
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	4210
Entity Address, Address Line One	8801 Trans-Canada Highway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Saint-Laurent
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H4S 1Z6
Entity Address, Country	CA
City Area Code	514
Local Phone Number	331-4000
Document Annual Report	true
Annual Information Form	true
Audited Annual Financial Statements	true
Document Registration Statement	false
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Montreal, QC, Canada
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	County of New Castle
Entity Address, Address Line Two	251 Little Falls Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	866
Local Phone Number	927-9800
Contact Personnel Name	Corporation Service Company